Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of operating lease commitments

	Less than		More than	Total cash out
	1 Year	1 to 5 Years	5 Years	flows
Operating lease commitments	142,298	130,200	—	272,498